Consolidated Statement of Financial Position	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 CHF (SFr)
Non-current assets
Property and equipment	SFr 1	SFr 1
Right-of-use assets	80,110	445,827
Intangible assets	3,893,681	3,893,681
Other non-current financial assets	80,001	194,263
Investment in an associate	2,417,312
Total non-current assets	6,471,105	4,533,772
Current assets
Inventories		11,644
Trade receivables		6,525
Other receivables	74,823	755,987
Prepayments	283,832	709,266
Derivative financial instruments	247,090	270,176
Cash and cash equivalents	617,409	15,395
Total current assets	1,223,154	1,768,993
Total assets	7,694,259	6,302,765
Equity
Share capital	2,646	236,011
Share premium	20,102,873	192,622,406
Other reserves	4,399,200	258,044
Accumulated deficit	(18,046,002)	(201,431,272)
Total shareholders’ (deficit)/equity attributable to owners of the Company	6,458,717	(8,314,811)
Non-current liabilities
Non-current lease liabilities		343,629
Employee benefit liability	346,628	336,206
Deferred income		932,200
Deferred tax liabilities		125,870
Total non-current liabilities	346,628	1,737,905
Current liabilities
Loan		5,869,797
Current lease liabilities	99,659	117,856
Trade and other payables	440,414	4,914,404
Accrued expenses	348,841	1,977,614
Total current liabilities	888,914	12,879,671
Total liabilities	1,235,542	14,617,576
Total equity and liabilities	SFr 7,694,259	SFr 6,302,765